Intangible assets, royalties, and goodwill - Additional information (Q1) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 400,000	$ 400,000	$ 1,500,000	$ 100,000
Goodwill	18,614,000		18,614,000	18,614,000
Goodwill, accumulated impairment loss	0		0	0
Goodwill, impairment expense	$ 0	$ 0	$ 0	$ 0
Weighted Average
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	10 years